Taxation (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Taxation [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate	15.00%
Preferential tax rate extension period	3 years
Statutory income tax rate		25.00%	25.00%
Profits tax assessments		$ 1,400	$ 11.0
Purchased tax reserve		1,200	$ 9.4
Net operating loss carryforwards (in Dollars)		$ 132,351		$ 130,504	$ 129,654
Shenzhen Ucloudlink Technology Limited [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%
Hong Kong [Memner]
Taxation [Line Items]
Statutory income tax rate		16.50%	16.50%
Minimum [Member]
Taxation [Line Items]
Statutory income tax rate		15.00%	15.00%
Carry-over period		5 years	5 years
Maximum [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%	25.00%
Carry-over period		10 years	10 years